Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Percentage of related party	10.00%
Deferred offering costs	$ 533,184	$ 150,151
Tax benefit percentage	50.00%